Provisions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Apr. 24, 2023	Dec. 07, 2022	Apr. 26, 2022
Disclosure of other provisions [line items]
Total claims and legal actions in aggregate claimed amount	$ 14	$ 101
Estimate of probable loss	$ 14	$ 101	$ 5,630	$ 1,348	$ 1,255
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	5.15%	4.40%
Top of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	5.57%	11.09%